Premises and Equipment - Summary of Premises and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 15,751	$ 14,370
Accumulated depreciation and amortization	(7,670)	(7,262)
Premises and equipment, net	8,081	7,108
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	3,569	3,561
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	7,029	7,050
Furnishings and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	3,669	3,170
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,430	$ 589
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 54